FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of Company's assets measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in Trust Account	1	—	$506,140,080

		December 31,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$506,140,080	$500,125,470